Range of Exercise Prices (Details) - Employee Stock Options [member] shares in Millions, Unit_pure in Millions	12 Months Ended
	Oct. 31, 2021 shares $ / shares	Oct. 31, 2020 $ / shares	Oct. 31, 2019 $ / shares	Oct. 31, 2018 $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding	12.2	13.1	12.8	13.1
Weighted- average exercise price	$ 65.36	$ 61.27	$ 57.35	$ 53.12
Number of shares exercisable	4.4	5.4	4.7
Weighted- average exercise price	$ 54.36	$ 48.50	$ 44.77
$36.64 - $40.54 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding | shares	0.5
Weighted- average remaining contractual life (years)	10 months 24 days
Weighted- average exercise price	$ 40.26
Number of shares exercisable | shares	0.5
Weighted- average exercise price	$ 40.26
$47.59 - $52.46 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding | shares	1.5
Weighted- average remaining contractual life (years)	2 years 7 months 6 days
Weighted- average exercise price	$ 50.33
Number of shares exercisable | shares	1.5
Weighted- average exercise price	$ 50.33
$53.15 - $65.75 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding | shares	2.4
Weighted- average remaining contractual life (years)	4 years 6 months
Weighted- average exercise price	$ 59.79
Number of shares exercisable | shares	2.4
Weighted- average exercise price	$ 59.79
$69.39 - $71.88 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding | shares	4.1
Weighted- average remaining contractual life (years)	8 years
Weighted- average exercise price	$ 70.67
$72.64 - $72.84 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding | shares	3.7
Weighted- average remaining contractual life (years)	7 years 1 month 6 days
Weighted- average exercise price	$ 72.75